Trade payables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade Payables	Trade payables as at December 31, 2019 and 2018 are analysed as follows:

	31/12/19	31/12/18
Invoices received	47,402	57,325
Invoices to be received	21,074	20,576

Total	68,476	77,901